ESOP PLAN (Schedule of Shares Held by the ESOP) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ESOP PLAN [Abstract]
Allocated to participants	16,862	3,372
Released, but unallocated	10,117	10,117
Unearned	242,811	256,301
Total ESOP shares	269,790	269,790
Fair value of unearned shares	$ 3,509	$ 3,158